Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Total revenue	$ 353,310				$ 353,663
Total cost of revenue	271,272				271,329
Gross margin	82,038				82,334
Operating expenses:
General and administrative	11,515	250	3,562		12,371
Commissions - related party	17,594				17,594
Professional fees	10,797				17,505
Total operating expenses	39,906	250	3,562	4,312	47,470
Income (loss) before provision for income taxes	42,132	(250)	(3,562)	(4,312)	34,864
Provision for income taxes	(7,300)				(7,300)
Net income (loss)	$ 34,832	$ (250)	$ (3,562)	$ (4,312)	$ 27,564
Income (loss) per share, basic and diluted (in dollars per share)	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)	$ 0.01
Weighted average shares outstanding, basic and diluted (in shares)	10,367,501	20,000,000	20,000,000	20,000,000	15,688,608
Revenue [Member]
Total revenue	$ 189,330				$ 189,683
Cost Of Revenue [Member]
Total cost of revenue	141,636				141,693
Related Party [Member]
Total revenue	163,980				163,980
Total cost of revenue	$ 129,636				$ 129,636